Prudential Investment Portfolios 18

655 Broad Street

Newark, New Jersey 07102

November 6, 2024

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Prudential Investment Portfolios 18 Form N-1A Post-Effective Amendment No. 49 to the Registration Statement under the Securities Act of 1933; Amendment No. 50 to the Registration Statement under the Investment Company Act of 1940

Securities Act Registration No. 333-43491

Investment Company Act No. 811-08587

Dear Sir or Madam:

On behalf of PGIM Jennison MLP Fund (the “Fund”), a series of The Prudential Investment Portfolios 18 (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 49 to the Registration Statement under the 1933 Act; Amendment No. 50 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a)(1) under the 1933 Act in order to effect the following changes for the Fund: change the Fund’s name, investment objective, certain investment strategies, and performance benchmark.

The Fund intends to file a subsequent post-effective amendment on or about January 6, 2024, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non- material information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

Certain disclosure in the Fund’s registration statement is substantially similar to the other mutual funds in the PGIM Funds family. For example, the disclosure is substantially similar to PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund and PGIM Enhanced Retirement Spending Fund, each a series of the Prudential Investment Portfolios 12 for which a Rule 485(a) filing was recently made, was reviewed by the Staff and went effective. More specifically, the disclosures in the sections of the Funds’ Prospectus entitled “Fund Summary – Buying and Selling Fund Shares,” “Fund Summary – Tax Information,” “Fund Summary – Payments to Broker-Dealers and Other Financial Intermediaries,” “How the Fund is Managed – Board of Trustees,” “How the Fund is Managed – Manager,” “How the Fund is Managed – Distributor,” “How the Fund is Managed – Disclosure of Portfolio Holdings,” “Fund

Distributions and Tax Issues,” “How to Buy and Sell Shares,” and “Financial Highlights” and the sections of the Funds’ statement of additional information (“SAI”) entitled “Introduction,” “Glossary,” “Investment Restrictions,” “Information about Board Members and Officers,” “Other Service Providers,” “Portfolio Transactions & Brokerage,” “Additional Information,” “Principal Shareholders and Control Persons,” “Financial Statements,” and all of Part II of the Fund’s SAI are substantially similar to those sections in the Prospectuses and SAI of the PGIM Conservative Retirement Spending Fund, PGIM Moderate Retirement Spending Fund and PGIM Enhanced Retirement Spending Fund Post-Effective Amendment No. 83 to the Registration Statement of the Prudential Investment Portfolio 12 that was filed on January 19, 2024 and went effective on April 3, 2024. Consequently, on behalf of the Trust, I request selective review of the Amendment.

Any questions or comments with respect to the Registration Statement may be communicated to George Hoyt at (973) 367-1675.

Sincerely,

/s/George Hoyt George Hoyt

Vice President & Corporate Counsel